Customers' refundable fees	12 Months Ended
Dec. 31, 2020
Customers' refundable fees
Customers' refundable fees

13.    Customers’ refundable fees

	As of December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at beginning of year	58,878	41,697	44,916
Cash received from customers	554,539	409,781	55,403
Cash refunded to customers	(36,136)	(85,227)	(26,329)
Revenue recognized	(535,584)	(321,335)	(37,916)
Balance at end of year	41,697	44,916	36,074

Customers’ refundable fees represent the commission income received in advance (see note 2(u)).